GOODWILL AND INTANGIBLE ASSETS Future Amortization Expense (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Future Amortization Expense
2018	$ 3	$ 3
2019	3	3
2020	3	3
2021	3	3
2022	$ 3	3
2023 and thereafter		25
Total		$ 40